Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Details of Assets Held For Sale and Related Liabilities
Details of assets held for sale as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024(*1,2)
Asset
Trade accounts and notes receivable and other receivables	￦	728	—
Inventories		39,054	—
Other financial assets		119,881	604,439
Property, plant and equipment		149,612	4,319
Intangible assets		97,372	—
Others		298	—

	￦	406,945	608,758

Liability
Other payables	￦	22,180	—
Provisions		119,710	—

	￦	141,890	—

(*1)	During the year ended December 31, 2024, the Company determined to sell Nippon Steel Corporation and classified the equity security as assets held for sale.
(*2)
POSCO International Corporation has classified its entire stake in AES Mong Duong Power Company Limited and Mong Duong Finance Holdings B.V. as assets held for sale, as it is expected that these shares will be recovered through a sale transaction. The amount has been measured at the lower of the net fair value, which is the fair value less costs to sell, and the carrying amount.